DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)
	2016		2017
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value

	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	432	27	1.297	85
Financial futures	251	10	1.100	27
Foreign exchange swaps	851	14	1.111	8
Interest rate swaps	16.200	4.235	14.341	3.416
Options	6.007	96	6.662	75
Outright foreign exchange forwards	394	93	557	58
Other	2.985	7	2.502	12
Total	27.120	4.482	27.570	3.681

Derivative Liabilities(1)
	2016		2017
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value

	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	1.739	132	525	36
Financial futures	573	5	110	-
Foreign exchange swaps	670	8	719	14
Interest rate swaps	18.791	4.773	14.864	3.628
Options	3.043	160	2.737	44
Outright foreign exchange forwards	612	84	555	49
Credit Derivatives(2)	347	2	645	13
Other	25	7	70	19
Total	25.800	5.171	20.225	3.803

(1) Includes both long and short derivative positions.
(2)	As at December 31, 2017 credit derivative liabilities include a guarantee for the non-payment risk of the Hellenic Republic. As at December 31, 2016 credit derivative liabilities relate solely to the same guarantee.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading gain / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2015, 2016 and 2017 and are analyzed as follows:
	2015	2016	2017
	Net gain/(losses)	Net gain/(losses)	Net gain/(losses)

	(EUR in millions)
Interest rate and foreign exchange contracts	176	(322)	(63)
Financial futures	(8)	(17)	18
Options	(1)	(4)	78
Other	(6)	(13)	(31)
Total	161	(356)	2